Intangible assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 2,401
Balance at end of period	2,206
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	653
Balance at end of period	580
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,748
Balance at end of period	1,626
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	0
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,775
Effects of foreign exchange	(52)
Balance at end of period	3,723
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,382
Effects of foreign exchange	(37)
Balance at end of period	1,345
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,349
Effects of foreign exchange	(14)
Balance at end of period	2,335
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	44
Effects of foreign exchange	(1)
Balance at end of period	43
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,374)
Amortization	173
Effects of foreign exchange	30
Balance at end of period	(1,517)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(729)
Amortization	56
Effects of foreign exchange	20
Balance at end of period	(765)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(601)
Amortization	117
Effects of foreign exchange	9
Balance at end of period	(709)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(44)
Amortization	0
Effects of foreign exchange	1
Balance at end of period	$ (43)